PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepayment for vehicle purchase		$ 18,252	$ 32,091
Other receivables from dealerships		9,546	19,249
Deductible input VAT		7	545
Advance to suppliers		0	23
Others	[1]	191	1,362
Total		27,996	53,270
Less: valuation allowance		(1,675)	0
Prepaid expenses and other current assets		26,321	53,270
Impairment loss		$ (22,921)	$ 0

[1]	Others mainly included prepaid rent, staff advances, prepaid marketing fee, advertising fee, professional fee, and other receivables incurred for daily operations.